STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 10,000,000 shares of it $0.001 par value preferred stock and 100,000,000 shares of its $0.001 par value common stock.

On May 11, 2009, the Company effected a 10-for-1 forward stock split of its $0.001 par value common stock. On October 22, 2010, the Company effected a 1-for-50 reverse stock split of its $0.001 par value common stock.

All shares and per share amounts have been retroactively restated to reflect the split discussed above.

Common stock

On February 5, 2010 and March 9, 2010, the Company received cash totaling $25,000 from an investor for the purchase of 2,500 shares of common stock. On May 5, 2010, the shares were issued.

On February 9, 2010, the Company executed a consulting agreement for an initial period of six months with automatically renewed six month terms. The compensation for this agreement was 10,000 shares of common stock. On February 18, 2010, the shares were issued.

On March 12, 2010, the Company received cash of $18,000 from an investor for the purchase of 1,800 shares of common stock. On May 5, 2010, the shares were issued.

During the three months ended March 31, 2010, an officer, director and shareholder of the Company paid for expenses totaling $3,555 on behalf of the Company. The officer does not expect to be repaid for these expenses and have been recorded to additional paid in capital.

On April 26, 2010, the Company issued 1,000 shares of common stock for consulting services totaling $15,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock.

During the three months ended June 30, 2010, the Company issued a total of 11,967 shares of common stock for cash received during the year ended December 31, 2009 and the three months ended March 31, 2010. The Company recorded the transaction as a reduction of subscriptions payable of $123,000.

During the three months ended June 30, 2010, the Company received $500 from an investor and reduced the balance of subscriptions receivable.

On June 3, 2010, the Company agreed to issue 15,000 shares of common stock for consulting services totaling $75,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock. On June 25, 2010, the shares were issued.

On June 9, 2010, the Company agreed to issue 20,000 shares of common stock for consulting services totaling $100,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock. On June 25, 2010, the shares were issued.

On June 9, 2010, the Company agreed to issue 20,000 shares of common stock for consulting services totaling $80,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock. On June 25, 2010, the shares were issued.

On February 17, 2011, the Company agreed to issue 30,000 shares of common stock issued in connection with a promissory note. The shares were valued according to the fair value of the common stock at $6,600, the value was capitalized as deferred financing cost and will be amortized until date of maturity which is May 2012. During the quarter ended September 30, 2011, the shares were issued and $6,600 was reduced from stock payable.

On March 23, 2011, the Company issued 250,000 shares of common stock to settle account payable totaling $115,718. The shares were valued according to the fair value of the common stock as of March 7, 2011. The fair value of the shares exceeded the value of the accounts payable by $21,782 which was recorded in the statement of operations as interest expense.

On May 1, 2011, the Company issued 50,000 shares of common stock to an officer, director and shareholder of the Company as part of his employment agreement totaling $40,000. The shares were valued according to the fair value of the common stock as of May 31, 2011.

On May 16, 2011, the Company issued a total of 4,707,727 shares of common stock for the acquisition of Bollente, Inc.

On June 21, 2011, the Company issued a total of 375,000 shares of common stock issued as part of consulting agreements with various entities and individuals totaling $300,000. The shares were valued according to the fair value of the common stock. The value of the shares was recorded as prepaid expense and will be amortized over one year which is the related service period of the respective agreements.

On August 31, 2011, the Company recorded a stock payable totaling $87,500 for 50,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of August 31, 2011.

On September 30, 2011, the Company issued 10,000 shares of common stock to a consultant for services rendered. The fair value of the shares were recorded in the period that the shares were earned which totaled $50,000. The Company reduced the balance in stock payable by $50,000 when the shares were issued.

During the three months ended September 30, 2011, the Company issued a total of 400,000 shares of common stock for cash of $100,000.

On November 17, 2011, the Company issued 100,000 shares of common stock issued as part of a consulting agreement totaling $150,000. The shares were valued according to the fair value of the common stock. The value of the shares was recorded as prepaid expense and will be amortized over one year which is the related service period of the respective agreements.

On November 30, 2011, the Company recorded a stock payable totaling $76,500 for 50,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of November 30, 2011.

On December 12, 2011, the Company issued a total of 100,000 shares of common stock for cash of $25,000.

On February 29, 2012, the Company recorded a stock payable totaling $50,500 for 50,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of February 29, 2012. The shares were issued on March 31, 2012, along with the 100,000 shares valued at $164,000 recorded as payable in during 2011.

During the three months ended March 31, 2012, the Company sold a total of 70,000 shares of common stock to three investors for cash totaling $35,000. Of the total, the Company issued a total of 50,000 shares of common stock. The remaining 20,000 shares were issued on April 26, 2012.

During the three months ended June 30, 2012, the Company sold a total of 130,000 shares of common stock to two investors for cash totaling $65,000.

On May 29, 2012, the Company issued 120,000 shares of common stock to consultant as a bonus which was part of his consulting agreement. The shares were valued according to the fair value of the common stock as of May 29, 2012.

On May 31, 2012, the Company recorded a stock payable totaling $24,000 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of May 31, 2012. The shares were issued on September 28, 2012 and the balance in stock payable was reduced to $0.

During the three months ended September 30, 2012, the Company sold 50,000 shares of common stock to an investor for cash totaling $25,000.

On August 31, 2012, the Company recorded a stock payable totaling $38,350 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of August 31, 2012. The shares were issued on September 28, 2012 and the balance in stock payable was reduced to $0.

On September 28, 2012, the Company issued 30,000 shares of common stock to consultant as a bonus which was part of his consulting agreement. The shares were valued according to the fair value of the common stock as of September 28, 2012.

On October 1, 2012, the Company issued 100,000 shares of common stock issued as part of a consulting agreement totaling $25,000. The shares were valued according to the fair value of the common stock.

The value of the shares was recorded as prepaid expense and will be amortized over one year which is the related service period of the respective agreements.

During the month ended October 31, 2012, the Company sold 550,000 shares of common stock to several investors for cash totaling $275,000.

During the month ended November 30, 2012, the Company issued a total of 500,000 shares of common stock issued as part of a consulting agreements totaling $1,325,000. The shares were valued according to the fair value of the common stock. The value of the shares was recorded as prepaid expense and will be amortized over one year which is the related service period of the respective agreements.

On November 30, 2012, the Company issued 15,000 shares of common stock to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of November 30, 2012.

During the month ended December 31, 2012, the Company sold 15,000 shares of common stock to an investor for cash totaling $7,500. As of the date of this filing, the shares have not been issued and are recorded to stock payable.

On February 28, 2013, the Company recorded a stock payable totaling $26,250 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of February 28, 2013. The shares were issued in August 2013.

On March 31, 2013, the Company recorded a stock payable totaling $9,500 for 10,000 shares of common stock owed to consultant as part of his consulting agreement. The shares were valued according to the fair value of the common stock as of March 31, 2013. The shares were issued in August 2013.

On May 31, 2013, the Company recorded a stock payable totaling $18,750 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of May 31, 2013. The shares were issued in August 2013.

On July 21, 2013, the Company issued 100,000 shares of common stock for consulting services totaling $230,000 to be performed over a period of one year. The shares were valued according to the fair value of the common stock.

On August 6, 2013, the Company issued 250,000 shares of common stock for consulting services totaling $500,000 to be performed over a period of one year. The shares were valued according to the fair value of the common stock.

On August 14, 2013, the Company issued 250,000 shares of common stock for consulting services totaling $500,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock.

On August 15, 2013, the Company issued a total of 415,000 shares of common stock for the amendment of an existing consulting agreement and to extend the services from November 2013 to April 2014 totaling $830,000 to be performed over a period of five and a half months. The shares were valued according to the fair value of the common stock.

On August 15, 2013, the Company issued 20,000 shares of common stock owed to consultant as part of his consulting agreement. The shares were valued according to the fair value of the common stock as of August 15, 2013.

On August 31, 2013, the Company recorded a stock payable totaling $21,750 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of August 31, 2013. The shares were issued on December 10, 2013 and stock payable was reduced by $21,750.

On September 2, 2013, the Company issued 260,000 shares of common stock in exchange for a settlement of debt with a related party. The related party is a shareholder of the Company. The principal amount of the debt was $130,000 and the accrued interest was $542. Since the settlement of debt was with a related party, the Company treated this as a capital transaction and no gain on the debt settlement was recorded.

On September 6, 2013, the Company issued 50,000 shares of common stock for consulting services totaling $116,000 to be performed over a period of six months. The shares were valued according to the fair value of the common stock.

During September 2013, the Company issued a total of 250,000 shares of common stock for cash received of $125,000.

On September 30, 2013, the Company issued 10,000 shares of common stock owed to consultant as part of his consulting agreement. The shares were valued according to the fair value of the common stock as of September 30, 2013.

On October 7, 2013, the Company issued 5,000 shares of common stock for consulting services totaling $15,850 to be performed over a period of one year. The shares were valued according to the fair value of the common stock.

On November 19, 2013, the Company issued 10,000 shares of common stock for consulting services totaling $30,000 to be performed over a period of one year. The shares were valued according to the fair value of the common stock.

On November 30, 2013, the Company recorded a stock payable totaling $44,850 for 15,000 shares of common stock owed to an officer, director and shareholder of the Company as part of his employment agreement. The shares were valued according to the fair value of the common stock as of November 30, 2013. The shares were unissued as of December 31, 2013 and are recorded in stock payable.

On December 10, 2013, the Company issued 75,000 shares of common stock for a bonus for consulting services totaling $232,500. The shares were valued according to the fair value of the common stock.

During the three months ended December 31, 2013, the Company sold a total of 390,000 shares of common stock for cash received of $270,000.

During the three months ended March 31, 2014, the Company issued a total of 1,468,999 of common stock for cash received of $1,468,999.

During the three months ended March 31, 2014, the Company issued 40,000 shares of common stock for fund not yet received.

During the three months ended March 31, 2014, the Company recorded a stock payable totalling $80,000 for 80,000 shares of common stock owed to employees of the Company as part of their employment agreement. The shares were valued according to the fair value of the common stock as of March 1, 2014. The shares were unissued as of March 31, 2014 and are recorded in stock payable.

During the three months ended March 31, 2014, the Company issued 200,000 shares of common stock for consulting services totaling $200,000 to be performed over a period of two years. The shares were valued according to the fair value of the common stock.

During the three months ended March 31, 2014, the Company issued 68,911 shares of common stock for consulting services totaling $68,911. The shares were valued according to the fair value of the common stock.

During the three months ended March 31, 2014, the Company recorded a stock payable totalling $13,750 for 13,750 shares of common stock owed to consultants of the Company as part of their consulting agreement. The shares were valued according to the fair value of the common stock as of March 1, 2014. The shares were unissued as of March 31, 2014 and are recorded in stock payable.

During the three months ended March 31, 2014, the Company issued 12,250 shares of common stock in exchange for a settlement of debt with a related party. The related party is a shareholder of the Company. The principal amount of the debt was $15,250. Since the settlement of debt was with a related party, the Company treated this as a capital transaction and no gain on the debt settlement was recorded.